RELATED PARTY TRANSACTIONS - SUMMARY OF TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Revenue	$63,785	$58,355	$124,649	$114,557
Operating and maintenance expenses	1,674	1,661	3,348	3,279
General and administrative expenses	1,737	1,630	3,437	3,284